CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (USD $) In Thousands	Total	PREFERRED SHARES	COMMON SHARES, $0.01 PAR VALUE	PAID IN CAPITAL	RETAINED EARNINGS	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME	OPERATING PARTNERSHIP	PREFERENCE INTERESTS AND UNITS	PARTIALLY OWNED PROPERTIES	7.00% Series E Cumulative Convertible Preferred [Member]
Beginning Balance at Dec. 31, 2007		$ 209,662	$ 2,696	$ 4,134,209	$ 586,685	$ (15,882)	$ 162,185	$ 184	$ 26,236
Conversion of 7.00% Series E Cumulative Convertible		(828)
Conversion of 7.00% Series H Cumulative Convertible		(48)
Common Share Issuance:
Conversion of Preferred Shares into Common Shares				876
Conversion of OP Units into Common Shares			17	49,884			(49,901)
Exercise of share options			10	24,624
Employee Share Purchase Plan (ESPP)			2	6,168
Share-based employee compensation expense:
Restricted/performance shares			5
Compensation Expense Related Performance Shares				(8)
Restricted shares				17,273
Share options				5,846
ESPP discount				1,289
Common Shares repurchased and retired			(2)	(7,906)
Offering costs				(102)
Supplemental Executive Retirement Plan (SERP)				(7,304)
Acquisition Noncontrolling Interests - Partially Owned Properties									(1,877)
Change in market value of Redeemable Noncontrolling Interests - Operating Partnership	(65,524)			65,524
Adjustment for Noncontrolling Interests ownership in Operating Partnership				(16,884)			16,884
Net income attributable to controlling interests	407,622
Common Share distributions					(523,648)
Preferred Share distributions					(14,507)
Accumulated other comprehensive income (loss) - derivative instruments:
Unrealized holding gains (losses) arising during the year	(23,815)					(23,815)
Losses reclassified into earnings from other comprehensive income	2,696					2,696
Accumulated other comprehensive income (loss) - other instruments:
Unrealized holding gains arising during the year						1,202
Issuance of OP Units to Noncontrolling Interests							849
Conversion of OP Units held by Noncontrolling Interests into OP Units held by General Partner			17	49,884			(49,901)
Net (loss) income attributable to Noncontrolling Interests	436,413				407,622		26,126		2,650
Distributions to Noncontrolling Interests							(33,745)		(3,072)
Change in carrying value of Redeemable Noncontrolling Interests - Operating Partnership	(15,247)						15,247
Contributions by Noncontrolling Interests									2,083
Other									(500)
Ending Balance at Dec. 31, 2008		208,786	2,728	4,273,489	456,152	(35,799)	137,645	184	25,520
Conversion of 7.00% Series E Cumulative Convertible		(13)
Common Share Issuance:
Conversion of Preferred Shares into Common Shares				13
Conversion of OP Units into Common Shares			27	48,776			(48,803)
Issuance of Common Shares			35	123,699
Exercise of share options			4	9,132
Employee Share Purchase Plan (ESPP)			3	5,289
Share-based employee compensation expense:
Restricted/performance shares			3
Compensation Expense Related Performance Shares				179
Restricted shares				11,129
Share options				5,996
ESPP discount				1,303
Common Shares repurchased and retired				(1,124)
Offering costs				(2,536)
Supplemental Executive Retirement Plan (SERP)				27,809
Acquisition Noncontrolling Interests - Partially Owned Properties				(1,496)					(11,705)
Change in market value of Redeemable Noncontrolling Interests - Operating Partnership	14,544			(14,544)
Adjustment for Noncontrolling Interests ownership in Operating Partnership				(9,688)			9,688
Net income attributable to controlling interests	362,273
Common Share distributions					(450,287)
Preferred Share distributions					(14,479)
Accumulated other comprehensive income (loss) - derivative instruments:
Unrealized holding gains (losses) arising during the year	37,676					37,676
Losses reclassified into earnings from other comprehensive income	3,724					3,724
Other	(449)					449
Accumulated other comprehensive income (loss) - other instruments:
Unrealized holding gains arising during the year						3,574
(Gains) realized during the year	(4,943)					(4,943)
Issuance of OP Units to Noncontrolling Interests							1,034
Issuance of LTIP Units to Noncontrolling Interests							78
Conversion of OP Units held by Noncontrolling Interests into OP Units held by General Partner			27	48,776			(48,803)
Equity compensation associated with Noncontrolling Interests							1,194
Conversion of Series B Junior Preference Units								-184
Net (loss) income attributable to Noncontrolling Interests	382,029				362,273		20,305		(558)
Distributions to Noncontrolling Interests							(25,679)		(2,439)
Change in carrying value of Redeemable Noncontrolling Interests - Operating Partnership	(20,658)						20,658
Contributions by Noncontrolling Interests									893
Other									(657)
Ending Balance at Dec. 31, 2009	5,174,513	208,773	2,800	4,477,426	353,659	4,681	116,120	184	11,054
Redemption of Cumulative Preference shares										(834)
Conversion of 7.00% Series E Cumulative Convertible		(7,378)
Conversion of 7.00% Series H Cumulative Convertible		(561)
Common Share Issuance:
Conversion of Preferred Shares into Common Shares			3	7,936
Conversion of OP Units into Common Shares			9	19,713			(19,722)
Issuance of Common Shares			61	291,841
Exercise of share options			25	71,571
Employee Share Purchase Plan (ESPP)			2	5,110
Share-based employee compensation expense:
Restricted/performance shares			2
Restricted shares				9,779
Share options				7,421
ESPP discount				1,290
Common Shares repurchased and retired				(1,887)
Offering costs				(4,657)
Supplemental Executive Retirement Plan (SERP)				8,559
Acquisition Noncontrolling Interests - Partially Owned Properties				(16,888)					175
Change in market value of Redeemable Noncontrolling Interests - Operating Partnership	129,918			(129,918)
Adjustment for Noncontrolling Interests ownership in Operating Partnership				(5,775)			5,775
Net income attributable to controlling interests	283,610				283,610
Common Share distributions					(419,320)
Preferred Share distributions					(14,368)
Accumulated other comprehensive income (loss) - derivative instruments:
Unrealized holding gains (losses) arising during the year	(65,894)					(65,894)
Losses reclassified into earnings from other comprehensive income	3,338					3,338
Accumulated other comprehensive income (loss) - other instruments:
Unrealized holding gains arising during the year						57
Issuance of OP Units to Noncontrolling Interests							8,245
Conversion of OP Units held by Noncontrolling Interests into OP Units held by General Partner			9	19,713			(19,722)
Equity compensation associated with Noncontrolling Interests							2,524
Net (loss) income attributable to Noncontrolling Interests	295,983						13,099		(726)
Distributions to Noncontrolling Interests							(20,300)		(2,952)
Change in carrying value of Redeemable Noncontrolling Interests - Operating Partnership	(4,658)						4,568
Contributions by Noncontrolling Interests									222
Other									218
Ending Balance at Dec. 31, 2010	$ 5,208,576	$ 200,000	$ 2,902	$ 4,741,521	$ 203,581	$ (57,818)	$ 110,399	$ 0	$ 7,991